Schedule of repayment schedule of interest-bearing borrowings (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total bank borrowings repayable	$ 3,929,917	$ 4,319,182
On demand [member]
IfrsStatementLineItems [Line Items]
Total bank borrowings repayable	3,929,917	2,928,509
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total bank borrowings repayable		$ 1,390,673